Summary of significant accounting policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 80,664		$ 80,664				$ 35,800
Operating lease liabilities	84,557		84,557				$ 35,800
Impairment of long lived assets held for use					$ 0	$ 0
Defined contribution plan maximum annual contributions					$ 1,500	$ 600
Defined contribution plan employer matching contribution, percent					100.00%
Defined contribution plan employer matching contribution percent of match					4.00%
Defined contribution plan employers matching contribution annual vesting percentage						100.00%
Income tax expense benefit	$ 4,112	$ (283)	$ 4,864	$ (308)	$ (186)	$ 582
Maximum [Member]
Accounting Policies [Line Items]
Operating lease liabilities					$ 40,000
Finite lived intangible assets remaining amortization period					17 years
Minimum [Member]
Accounting Policies [Line Items]
Operating lease liabilities					$ 30,000
Finite lived intangible assets remaining amortization period					7 years
Rockcliff Energy Management, LLC [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage					15.00%	15.00%
Rockcliff Energy Management, LLC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage					10.00%	19.00%
Sabine Oil Gas Corporation [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage					10.00%	10.00%
Sabine Oil Gas Corporation [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage					11.00%
Alta Resources Development LLC [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage						11.00%
Comstock Resources, Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage					13.00%	11.00%
Blue Dome Operating, LLC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage						11.00%